Accounts Receivable - Summary of Changes in Loss Allowance of Accounts Receivable (Detail) - Impairment of accounts receivable [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Beginning balance	¥ 9,557	¥ 7,269
Additions	5,105	5,833
Written-off	(3,072)	(3,545)
Ending balance	¥ 11,590	¥ 9,557